Trade receivables and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade receivables and other current assets
Trade receivables	$ 40,310	$ 32,886
Deposits and prepayments	3,637	4,274
VAT refundable	5,941	4,962
Other receivables	79	9
Total	$ 49,967	$ 42,131